WILLIAM BLAIR FUNDS

SUPPLEMENT TO CLASS N PROSPECTUS DATED MAY 1, 2008

The information below supplements and supersedes the disclosure under “William Blair International Equity Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

The International Equity Fund is co-managed by W. George Greig and David Merjan. These two individuals are responsible for investment strategy, asset allocation, portfolio construction and security selection.  They are supported by a team of research analysts.

David Merjan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2008. He joined William Blair’s Investment  Management Department  in 1998 as an international stock analyst. In addition to co-managing the Fund, he coordinates non-U.S. large cap energy and mining research and is the portfolio manager for the William Blair ADR strategy. From 1986 until 1998, he was with Hughes Electronics in Los Angeles in various capacities, including the Corporate Treasury department where he focused on international mergers and acquisitions and managed corporate currency and interest rate portfolios, as well as in the pension management subsidiary of Hughes where he managed an international equity fund.  Education: B.A., Dickinson College; M.I.M., American Graduate School of International Management.  He has the Chartered Financial Analyst Designation and is a member of the CFA Institute.

The information below supplements and supercedes the applicable disclosure in the “William Blair Small Cap Growth Fund – Summary” section of the Prospectus.

The Small Cap Growth Fund is open to investors.  The Fund may close or re-open to new or existing shareholders at any time.

The information below supplements and supercedes the disclosure under “William Blair Small Cap Growth Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

The Small Cap Growth Fund is co-managed by Karl W. Brewer and Michael P. Balkin.

Michael P. Balkin, an associate with William Blair & Company, L.L.C., has co-managed the Fund since June 30, 2008.  He returned to William Blair in 2008 after spending three years (2005-2008) as a partner with Magnetar Capital and as the Chief Investment Officer of Magnetar Investment Management.  Prior to joining Magnetar in 2005, he spent fifteen years (1990-2005) with William Blair in various positions, including serving as a co-manager of the Fund from its inception in 1999 to 2005.  Education: B.A. Northwestern University.

The information below supplements and supercedes the disclosure under “William Blair Small-Mid Cap Growth Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

Effective December 31, 2008, the portfolio managers will change for the Small-Mid Cap Growth Fund.  The Small-Mid Cap Growth Fund will be managed by Karl W. Brewer, Robert C. Lanphier, IV and Matthew Litfin.

Matthew Litfin, a principal of William Blair & Company, L.L.C., has been with William Blair since 1997 when he started as a sell-side Research Analyst.  He led the firm’s sell-side Business Services equity research effort from 2005 to 2007.  He joined William Blair’s Investment Management Department in 2007 as a research analyst supporting the Small-Mid Cap Growth team.  Prior to joining William Blair, he spent two years as a municipal bond analyst at John Nuveen & Co.  Education: B.S., University of Tennessee; M.B.A., Harvard University.

The information below supplements and supercedes the disclosure under “William Blair Mid Cap Growth Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

Effective December 31, 2008, the portfolio managers will change for the Mid Cap Growth Fund.  The Mid Cap Growth Fund will be managed by Robert C. Lanphier, IV and David P. Ricci.

Dated:  September 30, 2008

WILLIAM BLAIR FUNDS
222 West Adams Street
Chicago, Illinois  60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO CLASS I PROSPECTUS DATED MAY 1, 2008

The information below supplements and supersedes the disclosure under “William Blair International Equity Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

The International Equity Fund is co-managed by W. George Greig and David Merjan. These two individuals are responsible for investment strategy, asset allocation, portfolio construction and security selection.  They are supported by a team of research analysts.

David Merjan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2008. He joined William Blair’s Investment  Management Department  in 1998 as an international stock analyst. In addition to co-managing the Fund, he coordinates non-U.S. large cap energy and mining research and is the portfolio manager for the William Blair ADR strategy. From 1986 until 1998, he was with Hughes Electronics in Los Angeles in various capacities, including the Corporate Treasury department where he focused on international mergers and acquisitions and managed corporate currency and interest rate portfolios, as well as in the pension management subsidiary of Hughes where he managed an international equity fund.  Education: B.A., Dickinson College; M.I.M., American Graduate School of International Management.  He has the Chartered Financial Analyst Designation and is a member of the CFA Institute.

The information below supplements and supersedes the disclosure under “William Blair Emerging Leaders Growth Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

The Emerging Leaders Growth Fund is co-managed by Todd M. McClone and Jeffrey A. Urbina. These two individuals are responsible for investment strategy, asset allocation, portfolio construction, and security selection. They are supported by a team of research analysts.

Todd M. McClone, a principal of William Blair & Company, L.L.C., joined the Firm in 2000.  He has co-managed the Fund since 2008 along with separate account portfolios in the same strategy.  In addition to the Emerging Leaders Growth Fund, he is a co-portfolio manager for the Emerging Markets Growth Fund and associated separate account portfolios.   In addition to his portfolio management responsibilities, Mr. McClone is responsible for small cap financials, telecommunication services and emerging markets consumer research for William Blair’s non-US equity strategies.  From 1993 through 2000, he was a senior research analyst specializing in international equity for Strong Capital Management.  Prior to joining Strong Capital Management, Mr. McClone was a Corporate Finance Research Analyst with Piper Jaffray.  At Piper Jaffray, he worked with the corporate banking financials team on a variety of transactions including initial public offerings, mergers and acquisitions and subordinated debt offerings, as well as issued fairness opinions and conducted private company valuations.  Education:  BBA and B.A., University of Wisconsin-Madison.  He has the Chartered Financial Analyst Designation and is a member of the CFA institute.

The information below supplements and supercedes the applicable disclosure in the “William Blair Small Cap Growth Fund – Summary” section of the Prospectus.

The Small Cap Growth Fund is open to investors.  The Fund may close or re-open to new or existing shareholders at any time.

The information below supplements and supercedes the disclosure under “William Blair Small Cap Growth Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

The Small Cap Growth Fund is co-managed by Karl W. Brewer and Michael P. Balkin.

Michael P. Balkin, an associate with William Blair & Company, L.L.C., has co-managed the Fund since June 30, 2008.  He returned to William Blair in 2008 after spending three years (2005-2008) as a partner with Magnetar Capital and as the Chief Investment Officer of Magnetar Investment Management.  Prior to joining Magnetar in 2005, he spent fifteen years (1990-2005) with William Blair in various positions, including serving as a co-manager of the Fund from its inception in 1999 to 2005.  Education: B.A. Northwestern University.

The information below supplements and supercedes the disclosure under “William Blair Small-Mid Cap Growth Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

Effective December 31, 2008, the portfolio managers will change for the Small-Mid Cap Growth Fund.  The Small-Mid Cap Growth Fund will be managed by Karl W. Brewer, Robert C. Lanphier, IV and Matthew Litfin.

Matthew Litfin, a principal of William Blair & Company, L.L.C., has been with William Blair since 1997 when he started as a sell-side Research Analyst.  He led the firm’s sell-side Business Services equity research effort from 2005 to 2007.  He joined William Blair’s Investment Management Department in 2007 as a research analyst supporting the Small-Mid Cap Growth team.  Prior to joining William Blair, he spent two years as a municipal bond analyst at John Nuveen & Co.  Education: B.S., University of Tennessee; M.B.A., Harvard University.

The information below supplements and supercedes the disclosure under “William Blair Mid Cap Growth Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

Effective December 31, 2008, the portfolio managers will change for the Mid Cap Growth Fund.  The Mid Cap Growth Fund will be managed by Robert C. Lanphier, IV and David P. Ricci.

Dated:  September 30, 2008

WILLIAM BLAIR FUNDS
222 West Adams Street
Chicago, Illinois  60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO INSTITUTIONAL CLASS PROSPECTUS DATED MAY 1, 2008

The information below supplements and supersedes the disclosure under “William Blair Institutional International Equity Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

The Institutional International Equity Fund is co-managed by W. George Greig and David Merjan. These two individuals are responsible for investment strategy, asset allocation, portfolio construction and security selection.  They are supported by a team of research analysts.

David Merjan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2008. He joined William Blair’s Investment  Management Department  in 1998 as an international stock analyst. In addition to co-managing the Fund, he coordinates non-U.S. large cap energy and mining research and is the portfolio manager for the William Blair ADR strategy. From 1986 until 1998, he was with Hughes Electronics in Los Angeles in various capacities, including the Corporate Treasury department where he focused on international mergers and acquisitions and managed corporate currency and interest rate portfolios, as well as in the pension management subsidiary of Hughes where he managed an international equity fund.  Education: B.A., Dickinson College; M.I.M., American Graduate School of International Management.  He has the Chartered Financial Analyst Designation and is a member of the CFA Institute.

The information below supplements and supersedes the disclosure under “William Blair Emerging Leaders Growth Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

The Emerging Leaders Growth Fund is co-managed by Todd M. McClone and Jeffrey A. Urbina. These two individuals are responsible for investment strategy, asset allocation, portfolio construction, and security selection. They are supported by a team of research analysts.

Todd M. McClone, a principal of William Blair & Company, L.L.C., joined the Firm in 2000.  He has co-managed the Fund since 2008 along with separate account portfolios in the same strategy.  In addition to the Emerging Leaders Growth Fund, he is a co-portfolio manager for the Emerging Markets Growth Fund and associated separate account portfolios.   In addition to his portfolio management responsibilities, Mr. McClone is responsible for small cap financials, telecommunication services and emerging markets consumer research for William Blair’s non-US equity strategies.  From 1993 through 2000, he was a senior research analyst specializing in international equity for Strong Capital Management.  Prior to joining Strong Capital Management, Mr. McClone was a Corporate Finance Research Analyst with Piper Jaffray.  At Piper Jaffray, he worked with the corporate banking financials team on a variety of transactions including initial public offerings, mergers and acquisitions and subordinated debt offerings, as well as issued fairness opinions and conducted private company valuations.  Education:  BBA and B.A., University of Wisconsin-Madison.  He has the Chartered Financial Analyst Designation and is a member of the CFA institute.

Dated:  September 30, 2008

WILLIAM BLAIR FUNDS
222 West Adams Street
Chicago, Illinois  60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2008

The information below supplements and supercedes the relevant  information on the Funds’ portfolio managers in the “Management of the Trust – Investment Advisor” section of the Statement of Additional Information.

The portfolio managers have changed for the Small Cap Growth Fund.  The Small Cap Growth Fund is managed by Karl W. Brewer and Michael P. Balkin.

Effective December 31, 2008, the portfolio managers will change for the Mid Cap Growth Fund.  The Mid Cap Growth Fund will be managed by Robert C. Lanphier, IV and David P. Ricci.

Effective December 31, 2008, the portfolio managers will change for the Small-Mid Cap Growth Fund.  The Small-Mid Cap Growth Fund will be managed by Karl W. Brewer, Robert C. Lanphier, IV and Matthew Litfin.  As of September 26, 2008, Mr. Litfin managed no other accounts.

The portfolio managers have changed for the International Equity Fund and the Institutional International Equity Fund.  The International Equity Fund and the Institutional International Equity Fund are co-managed by W. George Greig and David Merjan.

The portfolio managers have changed for the Emerging Leaders Growth Fund.  The Emerging Leaders Growth Fund is co-managed by Todd M. McClone and Jeffery A. Urbina.

Michael P. Balkin is responsible for the management of the Small Cap Growth Fund and other accounts. As of June 30, 2008, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other advisory accounts	11	$128,330,312	0	$0

David Merjan is responsible for the management of the International Equity Fund, the Institutional International Equity Fund and other accounts. As of August 31, 2008, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	10	$2,689,368,619	0	$0
Other pooled investment vehicles	1	$76,039,305	0	$0
Other advisory accounts	62	$3,288,205,400	0	$0

Todd M. McClone is responsible for the management of the Emerging Markets Growth Fund, the Emerging Leaders Growth Fund and other accounts. As of August 31, 2008, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	1	$185,491,475	0	$0
Other advisory accounts	7	$1,208,318,962	0	$0

Mr. Merjan and Mr. Litfin are principals of the Advisor and as of September 26, 2008, their compensation consists of a fixed base salary, a share of the firm's profits and, in some instances, a discretionary bonus.  Mr. Balkin, an associate of the Advisor, receives a fixed base salary and a discretionary bonus.  The discretionary bonus as well as any potential changes to the principals’ ownership stakes is determined by the head of the Advisor's Investment Management Department, subject to the approval of the Advisor's Executive Committee and is based entirely on a qualitative assessment rather than a formula.  The discretionary bonus rewards the specific accomplishments in the prior year, including short-term and long-term investment performance, quality of research ideas, and other contributions to the Advisor and its clients.  Changes in ownership stake are based on an individual's sustained, multi-year contribution to long-term investment performance, and to the Advisor's revenue, profitability, intellectual capital and brand reputation.  The compensation process is a subjective one that takes into account the factors described above.  Portfolio managers do not receive any direct compensation based upon the performance of any individual client account and no indices are used to measure performance.  In addition, there is no particular weighting or formula for evaluating the factors.

The following table sets forth, for Messrs. Balkin, McClone, Merjan and Litfin, the dollar range of shares owned in the Funds they manage (or will manage) as of September 26, 2008 (June 30, 2008 for Mr. Balkin).

Portfolio Manager	Name of Fund	Dollar Range of Shares Owned
Michael P. Balkin	Small Cap Growth Fund	Over $1 million
Todd M. McClone	Emerging Markets Growth Fund Emerging Leaders Growth Fund	$50,001 - $100,000 None
David Merjan	International Equity Fund Institutional International Equity Fund	$100,001 - $500,000 None
Matthew Litfin	Small-Mid Cap Growth Fund	$100,001 - $500,000

Dated:  September 30, 2008

WILLIAM BLAIR FUNDS
222 West Adams Street
Chicago, Illinois  60606

Please retain this supplement with the Statement of Additional Information for future reference.